Aug. 31, 2019

Supplement dated July 8, 2020 to the Wilmington Funds

Prospectus dated August 31, 2019 (the “Prospectus”)

Effective June 30, 2020, the Wilmington Municipal Bond Fund added a secondary benchmark, the Standard & Poor’s Municipal Bond Investment Grade Intermediate Index, and the Wilmington New York Municipal Bond added a secondary benchmark, the Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index. Accordingly, the information in the Prospectus with respect to each Fund is amended as follows:

1.
The following supplements and amends information on page 40 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns” with respect to the Wilmington Municipal Bond Fund:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	0.86%	2.71%	4.23%

Return After Taxes on Distributions	0.86%	2.50%	4.00%

Return After Taxes on Distributions Sale of Fund Shares	1.38%	2.55%	3.89%

Class A Shares

Return Before Taxes	(4.01)%	1.52%	3.48%

Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	1.55%	3.31%	4.47%

Standard & Poor’s Municipal Bond Investment Grade Intermediate Index (reflects no deductions for fees, expenses or taxes)	1.39%	3.22%	N/A

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

2.
The following supplements and amends information on page 44 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns” with respect to the Wilmington New York Municipal Bond Fund:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	0.48%	2.42%	3.56%

Return After Taxes on Distributions	0.22%	2.23%	3.46%

Return After Taxes on Distributions Sale of Fund Shares	1.16%	2.31%	3.36%

Class A Shares

Return Before Taxes	(4.27)%	1.24%	2.84%

Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	1.55%	3.31%	4.47%

Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	0.95%	2.99%	N/A

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.